Investment Objectives and Goals	Feb. 28, 2026
Pacer Swan SOS Conservative (January) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Conservative (January) ETF
Pacer Swan SOS Conservative (April) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Conservative (April) ETF
Pacer Swan SOS Conservative (July) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Conservative (July) ETF
Pacer Swan SOS Conservative (October) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Conservative (October) ETF
Pacer Swan SOS Moderate (January) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (January) ETF
Pacer Swan SOS Moderate (April) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (April) ETF
Pacer Swan SOS Moderate (July) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (July) ETF
Pacer Swan SOS Moderate (October) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (October) ETF
Pacer Swan SOS Flex (January) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Flex (January) ETF
Pacer Swan SOS Flex (April) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Flex (April) ETF
Pacer Swan SOS Flex (July) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Flex (July) ETF
Pacer Swan SOS Flex (October) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Flex (October) ETF